Principal Business Activity and Significant Accounting Policies (Details) - Schedule of finite-lived intangible assets	Dec. 31, 2022
Software and Software Development Costs [Member]
Principal Business Activity and Significant Accounting Policies (Details) - Schedule of finite-lived intangible assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	3 years
Software Development [Member]
Principal Business Activity and Significant Accounting Policies (Details) - Schedule of finite-lived intangible assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	3 years